Consolidated Statements of Changes in Equity - USD ($)	Common shares	Contributed surplus	Deficit	Non-controlling interest	Total
Balance, beginning of period at Dec. 31, 2019	$ 50,185,756	$ 2,757,252	$ (30,441,280)	$ 444,405	$ 22,946,133
Balance, beginning of period (in shares) at Dec. 31, 2019	11,683,689
Net comprehensive loss for the year			(29,663,540)	(739,181)	(30,402,721)
Issuance of common shares	$ 9,943,886				9,943,886
Issuance of common shares (in shares)	1,818,788
Share-based compensation		591,384			591,384
Distributions to non-controlling interest				(143,500)	(143,500)
Acquisition of subsidiary non-controlling interest			(97,156)	45,716	(51,440)
Balance, end of period at Dec. 31, 2020	$ 60,129,642	3,348,636	(60,201,976)	(392,560)	2,883,742
Balance, end of period (in shares) at Dec. 31, 2020	13,502,477
Net comprehensive loss for the year			(24,751,488)	(108,430)	(24,859,918)
Issuance of common shares	$ 38,203,671				38,203,671
Issuance of common shares (in shares)	4,292,108
Exercise of stock options	$ 46,875	(18,125)			28,750
Exercise of stock options (in shares)	5,500
Share-based compensation		879,439			879,439
Redemption of warrants	$ 28,729	(5,670)			23,059
Redemption of warrants (in shares)	1,800
Distributions to non-controlling interest				(508,000)	(508,000)
Acquisition of subsidiary non-controlling interest			(351,670)	143,259	(208,411)
Non-controlling interest subsidiary investment			19,374	127,626	147,000
Balance, end of period at Dec. 31, 2021	$ 98,408,917	4,204,280	(85,285,760)	(738,105)	16,589,332
Balance, end of period (in shares) at Dec. 31, 2021	17,801,885
Net comprehensive loss for the year			(61,726,474)	(698,265)	(62,424,739)
Issuance of common shares	$ 15,711,445				15,711,445
Issuance of common shares (in shares)	11,634,660
Share-based compensation		347,787			347,787
Distributions to non-controlling interest				(320,250)	(320,250)
Acquisition of subsidiary non-controlling interest			(3,341)	(496,659)	(500,000)
Balance, end of period at Dec. 31, 2022	$ 114,120,362	$ 4,552,067	$ (147,015,575)	$ (2,253,279)	$ (30,596,425)
Balance, end of period (in shares) at Dec. 31, 2022	29,436,545